TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, as supplemented, and to the Summary Prospectus for each Portfolio listed below

* * *

Transamerica BlackRock Large Cap Value VP

The following replaces the information in the Prospectus and Summary Prospectus under the section entitled “Management – Portfolio Managers” relating to Transamerica BlackRock Large Cap Value VP:

Portfolio Managers:

Robert C. Doll, Jr., CFA, Portfolio Manager since 2004

Daniel Hanson, CFA, Portfolio Manager since 2008

Peter Stournaras, CFA, Portfolio Manager since 2010

The following replaces the information in the Prospectus under the section entitled “Shareholder Information – Portfolio Manager(s)” relating to Transamerica BlackRock Large Cap Value VP:

Name/Year Joined Portfolio	Role	Employer	Positions Over Past Five Years
Robert C. Doll, Jr., CFA/2004	Senior Portfolio Manager	BlackRock	Vice Chairman, Chief Equity Strategist
Daniel Hanson, CFA/2008	Associate Portfolio Manager	BlackRock	Managing Director
Peter Stournaras, CFA/2010	Portfolio Manager	BlackRock	Managing Director (since 2010); Director, Northern Trust Company (2006-2010); Portfolio Manager, Smith Barney/Legg Mason (2005-2006)

* * *

Transamerica ProFund UltraBear VP

The following replaces the information in the Prospectus and Summary Prospectus under the section entitled “Management – Portfolio Managers” relating to Transamerica ProFund UltraBear VP:

Portfolio Managers:

Todd B. Johnson, Lead Portfolio Manager since 2009

Hratch Najarian, Senior Portfolio Manager since 2011

Howard S. Rubin, Portfolio Manager since 2009

The following replaces the information in the Prospectus under the section entitled “Shareholder Information – Portfolio Manager(s)” relating to Transamerica ProFund UltraBear VP:

Name/YearJoined Portfolio	Role	Employer	Positions Over Past Five Years
Todd B. Johnson/2009	Lead Portfolio Manager	ProFund Advisors	Chief Investment Officer, Director of Portfolio Management

Hratch Najarian/2011	Senior Portfolio Manager	ProFund Advisors	Senior Portfolio Manager

Howard S. Rubin/2009	Senior Portfolio Manager	ProFund Advisors	Director of Portfolio Management

* * *

Investors Should Retain this Supplement for Future Reference

January 27, 2011